Rental Property (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011 sqft
Current development and redevelopment activity
Developable Square Feet	2,371
Square feet Under Development	166
Square feet under Redevelopment	135
Cost to Date of Development Activities	$ 536
Cost to Date of Redevelopment Activities	1,624
Washington D.C. [Member]
Current development and redevelopment activity
Developable Square Feet	712
Square feet under Redevelopment	135
Cost to Date of Redevelopment Activities	1,624
Northern Virginia [Member]
Current development and redevelopment activity
Developable Square Feet	568
Southern Virginia [Member]
Current development and redevelopment activity
Developable Square Feet	841
Square feet Under Development	166
Cost to Date of Development Activities	$ 536
Maryland [Member]
Current development and redevelopment activity
Developable Square Feet	250